RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
3.	RELATED PARTY TRANSACTIONS

Nordic American Tankers Limited:

On November 18, 2013, Nordic American Tankers Limited (“NAT”) purchased 4,333,566 common shares for $65.0 million as part of the Private Placement, on the same terms as other shareholders, making NAT the largest shareholder at the time with an ownership of 26%.

NAT assisted the Company in the Private Placement. As compensation the Company issued warrants, valued at $0.9 million, and agreed to pay a success fee of $1.5 million contingent on stock listing of the Company at the New York Stock Exchange. The success fee was charged to General and Administrative Costs in the statement of operations for the year ended December 31, 2014. For further information on the warrants please see Note 8.

After the public offering in June 2014, the distribution of a dividend in-kind in NAO shares by NAT, and subsequent purchase of NAO shares in the market, NAT's ownership is 19.2% as of December 31, 2014.

The Company has a Management Agreement with Scandic American Shipping Ltd (“The Manager”). The Manager is wholly owned by NAT. The Manager has the daily administrative responsibility for the Company. Requirements to the Manager on certain aspects of the day-to-day operation are subject to the Company’s objectives and policies as established by the Board of Directors.

For its services under the Management Agreement, the Manager received a total compensation of $150,000 for 2014, and all direct costs related to the Company are reimbursed. For the year ended December 31, 2014 and period from October 17, 2013 to December 31, 2013, the Company recognized an aggregate of $2.2 million and $0.3 million, respectively, for such costs incurred which was included in the General and Administrative cost.

In 2014 the Company entered into an agreement with an immediate family member of its Executive Chairman for the use of an asset owned by him for corporate and marketing activities.  The Company pays an annual fee for this agreement and fees associated with actual use. The cost of this arrangement for the year ended December 31, 2014 was $0.1 million, which is included in General and Administrative costs.  No amounts were due to the related party as of December 31, 2014.